Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries - Textuals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Sep. 29, 2009	Mar. 28, 2007	Jul. 01, 2005
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership in wholly on subsidiary by parent	100.00%
Willis North America, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes, outstanding balance		$ 187	$ 394	$ 148